Lease Obligations (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Up-front consideration paid to lessor, shares			298,500	350,000
Up-front consideration paid to lessor			$ 2,388,000	$ 2,800,000
Impairment of tangible assets			$ 2,388,000	2,800,000
Weighted-average remaining lease term	1 year 8 months 16 days		2 years 2 months 1 day
Weighted average discount rate	5.00%		5.00%
Amortization expense of finance lease costs	$ 514,244	$ 170,059	$ 499,986	82,586
Interest expense	$ 114,221	$ 41,758	$ 117,858	$ 16,292
Lessor [Member] | Lease Arrangement [Member]
Common stock issued in connection with finance lease obligation			298,500